Net Interest Expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest on debt	CAD 218	CAD 218	CAD 218
Interest income	(7)	(2)	(2)
Capitalized interest (Note 16)	(9)	(16)	(9)
Loss on redemption of bonds (Note 4(F))	6	1	0
Interest on finance lease obligations	3	3	4
Credit facility fees, bank charges, and other interest	18	19	10
Keephills 1 outage interest accruals (reversals) (Note 4)	0	(10)	9
Other	(3)	(4)	0
Accretion of provisions (Note 20)	21	20	21
Net interest expense	CAD 247	CAD 229	CAD 251